Segmentation	12 Months Ended
Dec. 31, 2024
Segmentation [Abstract]
SEGMENTATION

17 - SEGMENTATION

ASC Topic 280, “Segment Reporting,” establishes standards for companies to report in their financial statement information about operating segments, products, services, geographic areas, and major customers. Operating segments are defined as components of an enterprise that engage in business activities from which it may recognize revenues and incur expenses, and for which separate financial information is available that is regularly evaluated by the Company’s chief operating decision maker, or group, in deciding how to allocate resources and assess performance.

The Company’s chief operating decision maker (“CODM”) has been identified as the CEO, who reviews the assets, operating results, and financial metrics for the Company as a whole to make decisions about allocating resources and assessing financial performance. Accordingly, management has determined that there is only one reportable segment.

The CODM assesses the performance of and decides how to allocate resources for the one segment based on consolidated net loss. Further, EBITDA (earnings before interest taxes, depreciation and amortization), which is not presented on the face of the Company’s Consolidated Statements of Operations, is used to assist with the measurement of segment performance and allocate resources. The CODM also uses net loss and adjusted EBITDA, to decide the level of investment in various operating activities and other capital allocation activities.

The measure of segment assets is reported on the Company’s Consolidated Balance Sheets as Total Assets.

The following table presents the Company’s segment results for the years ended December 31, 2024 and 2023:

	For the years ended
	December 31,
	2024	2023
Sales, net	$141,760	$9,072,130
Cost of goods sold	83,290	466,802
Segment Gross profit	58,470	8,605,328

Operating Expenses:
Product development	1,373,351	693,448
Sales and marketing	811,537	215,332
General and administrative (A)	19,171,965	17,238,184
Transaction costs including those incurred with contingent Earn-out Share Liability	55,038,544	-
Depreciation and amortization	273,772	818,203
Impairment on investment	216,278
Stock-based compensation	6,699,081
Inventory impairment	551,492

Other income, net	(21,390)	59,982
UK R&D tax credit	(1,251,243)	-
Loss on initial issuance of convertible note	1,770,933	-
Change in fair value of convertible note option liability	(840,933)	-
Change in fair value of warrant liabilities	(200,124)	-
Change in fair value of Earn-out Share Liability	(38,040,000)	-
Other expense	244,732	(21,857)
Interest income	-	1,942
Interest expense	1,808,243	(5,318,817)
Segment and Consolidated Net loss	$(47,547,768)	$(15,638,589)

Notes: (A)-net of depreciation, amortization share-based compensation, provisions and impairments.

	As of and For Year Ended December 31
Total Consolidated Assets	$21,093,895	$20,837,306
Capital Expenditures	$265,445	$155,054